Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount Before Income Tax
Financial assets at fair value with changes in other comprehensive income	$ (9)	$ (10)	$ (598)
Cash flow hedges	20,775	(12,976)	5,906
Exchange differences due to conversion	(1,193,451)	(2,249,915)	(765,005)
Gains (Losses) from new measurements in Defined Benefit Plan	9,312	(476,805)	(576,143)
Income tax related to components of other income and expenses with a charge or credit in equity	(1,163,373)	(2,739,706)	(1,335,840)
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Cash flow hedges	(8,826)	5,038	(2,165)
Gains (Losses) from new measurement in Defined Benefit Plan	(3,023)	161,766	195,098
Income tax related to components of other income and expenses with a charge or credit in equity	(11,849)	166,804	192,933
Amount After Income Tax
Financial assets at fair value with changes in other comprehensive income	(9)	(10)	(598)
Cash flow hedges	11,949	(7,938)	3,741
Exchange differences due to conversion	(1,193,451)	(2,249,915)	(765,005)
Gains (Losses) from new measurements in Defined Benefit Plans	6,289	(315,039)	(381,045)
Income tax related to components of other income and expenses with a charge or credit in equity	$ (1,175,222)	$ (2,572,902)	$ (1,142,907)